                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC.--MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS

                                                                                      ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                               INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. BASIC VALUE FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE  V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES I SHARES (FORMERLY,
                   AIM V.I. CAPITAL APPRECIATION
                   FUND -- SERIES I SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)

                   ------------------------------------------------------------------------------------------------

17959PRU SUPPB 06/30/10


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN THEMATIC         Long-term growth of capital.
VARIABLE PRODUCTS     GROWTH PORTFOLIO -- CLASS B
SERIES FUND, INC.
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN                  Long-term growth of capital.
                      GROWTH AND INCOME PORTFOLIO --
                      CLASS B
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                      GROWTH PORTFOLIO -- CLASS B
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                      GROWTH PORTFOLIO -- CLASS B
                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE       capital.
                      SERIES -- CLASS B
                      -----------------------------------------------------------------------------
DREYFUS               THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                      GROWTH FUND, INC. --               income as a secondary goal.
                      INITIAL SHARES
                      -----------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                           income.
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS    SERVICE CLASS 2
FUND









                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                     Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT                                 INVESTMENT OBJECTIVE
                    ---------------------------------------------------------------------------
                    VIP GROWTH & INCOME PORTFOLIO     Seeks high total return through a
                    -- SERVICE CLASS 2                combination of current income and
                                                      capital appreciation.
                    ---------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    ---------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
                                                      with prudent investment management
                                                      and the preservation of capital.
                    ---------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital and
                    SHARES/1/                         future income.
                    ---------------------------------------------------------------------------
                    MONEY MARKET FUND/2/              Seeks a high level of current income
                                                      consistent with the preservation of
                                                      capital and maintenance of liquidity.
                    ---------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ---------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                    CLASS 1 SHARES                    current income and capital
                                                      appreciation.
                    ---------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/          Seeks growth of capital and
                                                      accumulation of income that
                                                      corresponds to the investment return of
                                                      S&P's 500 Composite Stock Index.
                    ---------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.
                    SHARES




                    ---------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1      Seeks the highest total return,
                    SHARES                            composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ---------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.
                    SHARES
                    ---------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE     Seeks long-term capital growth,
                    SHARES                            consistent with preservation of capital
                                                      and balanced by current income.
                    ---------------------------------------------------------------------------
                    ENTERPRISE PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    SHARES
                    ---------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
-----------------------------------------------------------------------------
Seeks long-term growth capital and       GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income     GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC, GlobeFlex
                                         Capital, LP and SouthernSun Asset
                                         Management, Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by Urdang Securities
capital appreciation, as is consistent   Management, Inc. and Palisade
with prudent investment risk.            Capital Management, L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks long-term capital growth,          Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-----------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative./ /

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a
                       SHARES                             manner consistent with preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE          income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,    This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE    shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                       SHARES                             established companies.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP       Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE          in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.



-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                    INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                                                            Invests at least 80% of its assets in a
                                                            diversified portfolio of high yield
                                                            securities ("junk bonds") rated below
                                                            investment grade but rated at least Caa
                                                            by Moody's or CCC by S&P, or, if
                                                            unrated, determined by PIMCO to be
                                                            of comparable quality, subject to a
                                                            maximum of 5% of its total assets in
                                                            securities rated Caa by Moody's or
                                                            CCC by S&P, or, if unrated,
                                                            determined by PIMCO to be of
                                                            comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                       ------------------------------------------------------------------------------
                       JENNISON PORTFOLIO -- CLASS II       Seeks long-term growth of capital.
                       SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --    Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       SP INTERNATIONAL GROWTH PORTFOLIO    Seeks long-term growth of capital.
                       -- CLASS II SHARES


                       ------------------------------------------------------------------------------
                       SP PRUDENTIAL U.S. EMERGING          Seeks long-term growth of capital.
                       GROWTH PORTFOLIO --
                       CLASS II SHARES
                       ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/1/                Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC and GE Asset Management
                                         Incorporated)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by William Blair &
                                         Company LLC and Marsico Capital
                                         Management LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,205      $2,091      $2,895       $4,939

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $411       $1,386      $2,369       $4,862

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $485       $1,461      $2,445       $4,939

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.